Revenue - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Long term prepaid expenses	€ 93		€ 146
Deferred revenue		€ 17,500
Deferred revenue recognized as revenue	4,600
Reduction in deferred revenue laibility	300
Research and Development Performance Obligation | Menarini License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Current liabilities	9,700
Non-current liabilities	€ 2,900